CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Other comprehensive (loss)/income, net of tax of nil:	¥ 0	¥ 0	¥ 0